SCHEDULE OF WARRANT OUTSTANDING (Details) (Parenthetical) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	9 Months Ended		12 Months Ended
	Jan. 09, 2020	Mar. 31, 2021	Sep. 30, 2022		Dec. 31, 2021		May 31, 2022	Feb. 28, 2022	Sep. 30, 2021		May 31, 2021	Apr. 30, 2021	Mar. 29, 2021	Dec. 31, 2020		Oct. 31, 2020	Oct. 22, 2020	Dec. 31, 2019
Warrants exercise price																$ 7.50
Warrants outstanding			$ 0		$ 0									$ 0
Share based compensation			500
Vested warrants			$ 0		$ 0									$ 0
Share price			$ 1.45		$ 5.23				$ 4.96					$ 7.50
Warrant [Member]
Warrants to purchase			2,766,000	[1]	2,556,000	[2]			2,556,000					1,960,000	[2]			33,000
Warrants exercise price			$ 7.01	[3]	$ 7.44	[3]			$ 7.44	[3]				$ 7.44	[4]			$ 1.50	[4]
Share price			$ 1.05	[5]	$ 7.44	[6]			$ 7.56	[5]				$ 7.50	[6]
Warrant One [Member]
Warrants outstanding												$ 200
Share based compensation					$ 200
Contingent Warrants [Member] | Series B Preferred Stock [Member]
Warrants exercise price percentage	125.00%				125.00%
Settlement Warrants [Member]
Warrants to purchase																	325,000
Warrants exercise price																	$ 7.50
Myo Correct Agreement [Member] | Warrant [Member]
Purchase of shares		25,000,000
Myo Correct Agreement [Member] | Maximum [Member]
Warrants to purchase		200,000
Warrants outstanding		$ 100
Asset Purchase Agreement [Member] | Warrant [Member]
Warrants to purchase													25,000,000
Over-Allotment Option [Member]
Warrants to purchase											276,000,000
Warrants exercise price											$ 7.50
Warrants outstanding											$ 1,500
IPO [Member]
Warrants to purchase														402,500,000
Warrants exercise price														$ 7.50
IPO [Member] | Series B Preferred [Member]
Share price					$ 7.50
IPO [Member] | Warrant [Member]
Warrants exercise price												$ 8.90
IPO [Member] | Contingent Warrants [Member]
Warrants exercise price					$ 6.00
Consultant [Member]
Warrants to purchase		95,000					130,000	80,000
Warrants exercise price		$ 7.50					$ 1.29	$ 3.27
Warrants outstanding		$ 200					$ 100	$ 100
Share based compensation					$ 200

[1]	As of September 30, 2022, the aggregate intrinsic value of warrants outstanding was $0.
[2]	As of December 31, 2021 and 2020, the aggregate intrinsic value of warrants outstanding was $0.
[3]	Represents the weighted average exercise price.
[4]	Represents the weighted average exercise price.
[5]	Weighted average grant price.
[6]	Weighted average grant price.